CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, W&R Target Funds, Inc. (1933 Act File No. 33-11466; 1940 Act File No. 811-5017) ("Registrant")
hereby certifies that (a) that the respective forms of Prospectus and Statement of Additional Information used with respect to the Registrant do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 25 ("Amendment No. 25") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) Amendment No. 25 was filed electronically.


                              W&R TARGET FUNDS, INC.


Dated:  May 1, 2001           By:  /s/Kristen A. Richards
                                   ---------------------
                                   Kristen A. Richards
                                   Vice President, Associate
                                   General Counsel and Secretary